Right-of-use Assets and Operating Lease Liabilities (Details Narrative)			3 Months Ended		12 Months Ended
	Feb. 01, 2022 USD ($)	Jan. 22, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) area	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Incremental borrowing rate					10.00%
Lease expiration date					Jun. 18, 2020
Other commitment			$ 6,000	$ 16,000
Operating Lease, Right-of-Use Asset			$ 184,000		$ 228,000
Liabilities Subject to Compromise, Early Contract Termination Fees					150,000
Rent paid					$ 17,000
Increase in rent for office space	$ 17,500
Period of Sub-Lease					2 years 2 months
Office space | area					17,290
Lease commitment					$ 179,000	$ 303,000
Lessor member
Lessee, Lease, Description [Line Items]
Lease expiration date		Feb. 01, 2021
Other commitment		$ 17,000			210,730
Other Commitment					150,000
Utilities perating expense maintenance					900,000
Operating Lease, Right-of-Use Asset					2,300,000
Operating Lease, Liability					$ 2,400,000